Debt (Cash Convertible Notes) (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	3 Months Ended				12 Months Ended				12 Months Ended
	Sep. 30, 2011 Old Warrants	Sep. 15, 2008 Old Warrants	Sep. 15, 2008 Old Warrants Maximum	Sep. 30, 2011 New Warrants	Dec. 31, 2013 Cash Convertible Notes	Dec. 31, 2013 Cash Convertible Notes Convertible Debt	Dec. 31, 2012 Cash Convertible Notes Convertible Debt	Sep. 15, 2008 Cash Convertible Notes Convertible Debt	Dec. 31, 2013 Cash Convertible Notes Convertible Debt Maximum
Debt Instrument [Line Items]
Face amount of debt						$ 573,963,000	$ 575,000,000	$ 575,000,000
Debt instrument, interest rate, stated percentage								3.75%
Effective interest rate						9.50%
Number of common stock issuable for warrants			43.2
Exercise price of warrants issued		20		30
Warrants exchanged in amended transaction	41.0
Cash paid per warrant for amendment	3.66
Cash paid for amendment of warrant agreement	150,000,000
Ratio of observed share price to conversion reference price						130.00%
Reference Principal Amount						$ 1,000
Percent of closing price of common stock and conversion reference rate									98.00%
Consecutive trading days					30 days
Trading days					20 days
Conversion reference price						$ 13.32
Conversion reference rate, per reference principal amount						75.0751